SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
NOTE 23.    SEGMENT INFORMATION
We revised our reportable business segments as of the first quarter of 2011. The revised operating segments are U.S. and International. We also have a “Functional Support” segment associated with managing each of our reportable operating segments. Financial results as of and for the years ended December 31, 2010 and 2009 have been restated to reflect the change in operating segments. We revised our segments to reflect changes in management’s resource allocation and performance assessment in making decisions regarding our business. Our domestic rig services, fluid management services, fishing and rental services, and intervention services are now aggregated within our U.S. reportable segment. Our international rig services business and our Canadian technology development group are now aggregated within our International reportable segment. These changes reflect our current operating focus in compliance with ASC 280. We aggregate services that create our reportable segments in accordance with ASC 280, and the accounting policies for our segments are the same as those described in “Note 1. Organization and Summary of Significant Accounting Policies” above. We evaluate the performance of our operating segments based on revenue and income measures. All inter-segment sales pricing is based on current market conditions. The following is a description of the segments:
U.S. Segment
Rig Services
Our rig-based services include the completion of newly drilled wells, workover and recompletion of existing oil and natural gas wells, well maintenance, and the plugging and abandonment of wells at the end of their useful lives. We also provide specialty drilling services to oil and natural gas producers with certain of our larger rigs that are capable of providing conventional and horizontal drilling services. Our rigs encompass various sizes and capabilities, allowing us to service all types of wells with depths up to 20,000 feet. Many of our rigs are outfitted with our proprietary KeyView® technology, which captures and reports well site operating data. We believe that this technology allows our customers and our crews to better monitor well site operations, improves efficiency and safety, and adds value to the services that we offer.
The completion and recompletion services provided by our rigs prepare a newly drilled well, or a well that was recently extended through a workover, for production. The completion process may involve selectively perforating the well casing to access production zones, stimulating and testing these zones, and installing tubular and downhole equipment. We typically provide a well service rig and may also provide other equipment to assist in the completion process. The completion process usually takes a few days to several weeks, depending on the nature of the completion.
The workover services that we provide are designed to enhance the production of existing wells and generally are more complex and time consuming than normal maintenance services. Workover services can include deepening or extending wellbores into new formations by drilling horizontal or lateral wellbores, sealing off depleted production zones and accessing previously bypassed production zones, converting former production wells into injection wells for enhanced recovery operations and conducting major subsurface repairs due to equipment failures. Workover services may last from a few days to several weeks, depending on the complexity of the workover.
The maintenance services that we provide with our rig fleet are generally required throughout the life cycle of an oil or natural gas well. Examples of these maintenance services include routine mechanical repairs to the pumps, tubing and other equipment, removing debris and formation material from wellbores, and pulling the rods and other downhole equipment from wellbores to identify and resolve production problems. Maintenance services generally take less than 48 hours to complete.
Our rig fleet is also used in the process of permanently shutting-in oil or natural gas wells that are at the end of their productive lives. These plugging and abandonment services generally require auxiliary equipment in addition to a well servicing rig. The demand for plugging and abandonment services is not significantly impacted by the demand for oil and natural gas because well operators are required by state regulations to plug wells that are no longer productive.
Fluid Management Services
We provide fluid management services, including oilfield fluid transportation and produced water disposal services, with our fleet of heavy and medium-duty trucks. The specific services offered include vacuum truck services, fluid transportation services and disposal services for operators whose wells produce saltwater or other non-hydrocarbon fluids. We also supply frac tanks used for temporary storage of fluids associated with fluid hauling operations. In addition, we provide equipment trucks that are used to move large pieces of equipment from one well site to the next, and we operate a fleet of hot oilers capable of pumping heated fluids used to clear soluble restrictions in a wellbore.
Fluid hauling trucks are utilized in connection with drilling, completions, workover and maintenance activities, which tend to use large amounts of various fluids. In connection with these activities at a well site, we transport fresh and brine water to the well site and provide temporary storage and disposal of produced saltwater and drilling or workover fluids. These fluids are removed from the well site and transported for disposal in a saltwater disposal well owned by us or a third party.
Intervention Services
Our intervention services line of business includes our coiled tubing, pumping and nitrogen service offerings. Coiled tubing services involve the use of a continuous metal pipe spooled onto a large reel which is then deployed into oil and natural gas wells to perform various applications, such as wellbore clean-outs, nitrogen jet lifts, through-tubing fishing, and formation stimulations utilizing acid and chemical treatments. Coiled tubing is also used for a number of horizontal well applications such as milling temporary isolation plugs that separate frac zones, and various other pre- and post- hydraulic fracturing well preparation services.
Fishing and Rental Services
We offer a full line of services and rental equipment designed for use in providing both onshore and offshore drilling and workover services. Fishing services involve recovering lost or stuck equipment in the wellbore utilizing a broad array of “fishing tools.” Our rental tool inventory consists of drill pipe, tubulars, handling tools (including our patented Hydra-Walk® pipe-handling units and services), pressure-control equipment, pumps, power swivels, reversing units and foam air units.
As a result of the Edge acquisition our rental inventory also includes frac stack equipment used to support hydraulic fracturing operations and the associated flowback of frac fluids, proppants, oil and natural gas. We also provide well testing services.
International Segment
Our international segment includes operations in Mexico, Colombia, the Middle East and Russia. Our Argentina operations were previously included in our International segment and are now reflected as discontinued operations. Services in these locations include rig-based services such as the maintenance, workover, and recompletion of existing oil wells, completion of newly-drilled wells, and plugging and abandonment of wells at the end of their useful lives. We also provide drilling services in some of the regions where we work and we provide engineering and consulting services for the development of reservoirs.
Our operations in Mexico consist mainly of workover, wireline, project management and consulting services. We generate significant revenue from our contracts with Pemex.
In Colombia, we provide workover services.
In Russia, we provide drilling, workover, and reservoir engineering services. Our Russian operations are structured as a 50/50 joint venture in which we have a controlling financial interest.
In the Middle East, we formed a joint venture in the first quarter of 2010 in which we have a controlling financial interest. Our operations in the Middle East consist mainly of workover services in the Kingdom of Bahrain.
Also included in our International segment is our technology development and control systems business based in Canada. This business is focused on the development of software related to oilfield service equipment controls, data acquisition and digital information flow.
Functional Support Segment
Our Functional Support segment manages our U.S. and International operating segments. Functional Support assets consist primarily of cash and cash equivalents, accounts and notes receivable and investments in subsidiaries, deferred financing costs, our equity method investments and deferred income tax assets.
The following table presents our segment information as of and for the years ended December 31, 2011, 2010 and 2009 (in thousands):
As of and for the year ended December 31, 2011

	U.S.	International	Functional Support[2]	Reconciling Eliminations	Total
Revenues from external customers	$1,530,087	$199,124	$—	$—	$1,729,211
Intersegment revenues	7,870	9,481	707	(18,058)	—
Depreciation and amortization	142,257	13,515	11,174	—	166,946
Other operating expenses	1,030,224	146,688	131,577	—	1,308,489
Operating income (loss)	357,606	38,921	(142,751)	—	253,776
Loss on early extinguishment of debt	—	—	46,451	—	46,451
Interest expense, net of amounts capitalized	37	18	40,794	—	40,849
Income (loss) from continuing operations before tax	358,072	41,936	(224,555)	—	175,453
Long-lived assets[1]	1,851,148	223,034	233,739	(309,364)	1,998,557
Total assets	2,330,061	414,780	394,864	(540,585)	2,599,120
Capital expenditures, excluding acquisitions	298,342	45,045	15,710	—	359,097
As of and for the year ended December 31, 2010

	U.S.	International	Functional Support[2]	Reconciling Eliminations	Total
Revenues from external customers	$961,244	$101,351	$—	$—	$1,062,595
Intersegment revenues	9,685	—	—	(9,685)	—
Depreciation and amortization	109,551	13,458	10,889	—	133,898
Other operating expenses	719,406	98,388	114,835	—	932,629
Operating income (loss)	132,287	(10,495)	(125,724)	—	(3,932)
Interest expense, net of amounts capitalized	(1,321)	(536)	43,097	—	41,240
Income (loss) from continuing operations before tax	132,742	(7,905)	(167,202)	—	(42,365)
Long-lived assets[1]	1,178,970	171,957	181,023	(53,034)	1,478,916
Total assets	1,475,593	319,755	479,913	(382,325)	1,892,936
Capital expenditures, excluding acquisitions	132,058	14,301	33,951	—	180,310

As of and for the year ended December 31, 2009

	U.S.	International	Functional Support[2]	Reconciling Eliminations	Total
Revenues from external customers	$758,363	$128,711	$—	$—	$887,074
Intersegment revenues	5,421	—	—	(5,421)	—
Depreciation and amortization	130,170	7,429	7,892	—	145,491
Other operating expenses	626,040	46,293	97,694	—	770,027
Asset retirements and impairments	65,869	30,899	—	—	96,768
Operating (loss) income	(63,716)	44,090	(105,586)	—	(125,212)
Interest expense, net of amounts capitalized	(2,333)	(229)	41,803	—	39,241
(Loss) income from continuing operations before tax	(65,963)	49,727	(148,065)	—	(164,301)
Long-lived assets[1]	1,079,580	145,971	183,796	(129,069)	1,280,278
Total assets	1,054,241	330,407	643,854	(364,092)	1,664,410
Capital expenditures, excluding acquisitions	114,547	—	13,875	—	128,422

(1)	Long lived assets include: fixed assets, goodwill, intangibles and other assets.

(2)	Functional Support is geographically located in the United States.